Cover Page Cover Page	Nov. 04, 2026
Cover Page [Abstract]
Entity Central Index Key	0001658566
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	PERMIAN RESOURCES CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37697
Entity Tax Identification Number	41-3338782
Entity Address, Address Line One	300 N. Marienfeld St.,
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Midland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79701
City Area Code	432
Local Phone Number	695-4222
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	PR
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false